Stockpiles and ore on leach pads, net (Details 1) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of stockpiles and ore on leach pads [Line Items]
Opening balance	$ 84,374	$ 90,298	$ 163,094
Provision	77,385	100,179	64,497
Reversal of provision	(99,219)	(106,103)	(137,293)
Ending balance	$ 62,540	$ 84,374	$ 90,298